PROPERTY, PLANT AND EQUIPMENT, NET - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
PROPERTY, PLANT AND EQUIPMENT, NET
Depreciation expense	$ 1,352	¥ 9,409	¥ 5,773	¥ 3,542
Impairment charges		¥ 0	¥ 0	¥ 0